Share Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share Based Compensation Activity
The following is a summary of the share based compensation activity and related information for the year ended December 31, 2020:

	Options outstanding		Option exercisable
Exercise price	Number outstanding at December 31, 2020	Weighted average remaining contractual life (in years)	Number exercisable at December 31, 2020
$0.06	4,439,630	5.63	4,417,316
$0.14	2,020,538	5.92	959,772
$0.46	119,812	6.83	97,343
$0.07	706,863	7.00	548,354
$0.47	95,789	7.23	65,831
$0.62	283,272	8.05	143,961
$1.59	30,644	8.43	13,407
$1.11	601,063	8.84	116,166
$0.93	16,753	9.36	—
$0.64	850,833	9.40	—

	9,165,197		6,362,150

Summary of Option Allotments Under Share Based Compensation
A summary of share option activity under the Company’s equity incentive plans and related information is as follows:

	Number of Options	Weighted average exercise price
Outstanding – January 1, 2021	9,166,762
Granted	285,498	$0.64
Forfeited	(45,120)	$0.61
Exercised	(43,519)	$0.62

Outstanding – June 30, 2021	9,363,621

The option allotments are as follows:

	Number of Options	Weighted average exercise price
Outstanding – January 1, 2019	10,378,925
Granted	1,141,392	$0.86
Forfeited	(296,533)	$0.17
Exercised	(420,372)	$0.07

Outstanding – December 31, 2019	10,803,412
Granted	1,349,997	$0.74
Forfeited	(1,454,707)	$0.48
Exercised	(1,533,505)	$0.09

Outstanding – December 31, 2020	9,165,197

Exercisable at end of period	6,362,150

Summary of Compensation Expense
The fair value of the options is measured at the grant date using the Black-Scholes Options-pricing model and the assumptions used to calculate the fair value of the options are as follows (see also note 10B to the Company’s annual financial statements):

January 2021 grants
Weighted average share price	$9.17
Exercise price	$0.64
Expected life of shares options (in years)	5.6 - 6.1
Expected volatility	40.8% - 41.1%
Risk-free interest rate	0.58% - 0.68%
Dividend yield	0%
The compensation expense was based on the following parameters:

	Year ended December 31 2019	Year ended December 31 2020
Volatility	39.2%-39.5%	38.3%-41.1%
Risk-free interest rate	1.6%-2.6%	0.4%-1.6%
Expected dividends	0.0%	0.0%
Expected life (in years)	5.8-6.1	5.5-6.1